Note 11 - Other Borrowings - Other Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Weighted-average rate during the year	0.89%	1.65%
Other borrowings	$ 9,437	$ 9,939
Fixed Rate Amortizing [Member]
Maturity range, minimum	Jul. 01, 2017
Maturity range, maximum	Oct. 01, 2028
Weighted-average rate during the year	4.02%
Other borrowings	$ 1,189	1,691
Fixed Rate Amortizing [Member] | Minimum [Member]
Stated interest rate	2.99%
Fixed Rate Amortizing [Member] | Maximum [Member]
Stated interest rate	4.47%
Junior Subordinated Debt [Member]
Maturity range, minimum	Dec. 21, 1937
Maturity range, maximum	Dec. 21, 1937
Weighted-average rate during the year	2.20%
Other borrowings	$ 8,248	$ 8,248
Junior Subordinated Debt [Member] | Minimum [Member]
Stated interest rate	2.20%
Junior Subordinated Debt [Member] | Maximum [Member]
Stated interest rate	2.20%